Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 184	$ 1,889
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 71,986	$ 76,277
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		6.00%
Hedging		$ 505
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.10%	5.00%
Hedging	$ 46,192	$ 50,368
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.30%
Hedging		$ 1,086
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.50%	2.30%
Hedging	$ 22,653	$ 21,233
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.20%	2.90%
Hedging	$ 41	$ 57
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.50%	4.50%
Hedging	$ 555	$ 625
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.90%	5.50%
Hedging	$ 40	$ 49
Before hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	15.70%	15.70%
Hedging	$ 239	$ 324
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.30%	5.40%
Hedging	$ 1,154	$ 2,122
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.20%	10.50%
Hedging	$ 184	$ 299
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.60%	7.40%
Hedging	$ 1,111	$ 1,501
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1,975	2,469
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 70,195	$ 75,697
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.30%	6.30%
Hedging	$ 1,792	$ 789
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.40%	5.20%
Hedging	$ 36,780	$ 43,344
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		4.30%
Hedging		$ 1,086
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.50%	2.50%
Hedging	$ 23,530	$ 22,072
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.60%	2.50%
Hedging	$ 2,921	$ 2,437
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.40%	4.40%
Hedging	$ 2,657	$ 2,988
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.30%	1.90%
Hedging	$ 2,200	$ 2,209
After hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.80%	13.50%
Hedging	$ 1,239	$ 624
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.60%	8.20%
Hedging	$ 34	$ 827
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.20%	11.70%
Hedging	$ 184	$ 595
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.10%	8.20%
Hedging	$ 833	$ 1,196